ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Accumulated deficit	$ 182,530,308		$ 180,789,490				$ 177,942,547				$ 182,530,308		$ 180,789,490	$ 177,942,547
Net loss	$ 917,822	$ 822,996	$ 1,265,049	$ 482,096	$ 623,704	$ 476,094	$ 462,779	$ 438,741	$ 437,438	$ 471,004	1,740,818	$ 1,099,798	2,846,943	1,809,962
Cash from operating activities											$ 1,460,435	$ 1,003,615	$ 1,993,400	$ 1,573,920